Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net revenues:
Advertising service revenue	$ 516,075,284	$ 396,863,987	$ 525,565,494
Other revenues	239,413	300,535	3,621,880
Total net revenues	516,314,697	397,164,522	529,187,374
Cost of revenues:
Advertising service cost	221,551,334	240,782,540	257,320,504
Other costs	138,700	290,663	1,722,996
Total cost of revenues	221,690,034	241,073,203	259,043,500
Gross profit	294,624,663	156,091,319	270,143,874
Operating expenses:
General and administrative	79,759,757	88,833,305	79,162,336
Selling and marketing	103,722,237	79,786,861	82,258,177
Impairment loss	5,736,134	63,646,227	377,629,012
Other operating expenses (income), net	(14,143,945)	13,111,043	183,113,307
Total operating expenses	175,074,183	245,377,436	722,162,832
Income (loss) from operations	119,550,480	(89,286,117)	(452,018,958)
Interest income	7,259,508	4,945,946	7,130,080
Investment loss	1,287,881
Income (loss) from continuing operations before income taxes	125,522,107	(84,340,171)	(444,888,878)
Income taxes	22,335,579	13,780,065	25,278,127
Net income (loss) from continuing operations	103,186,528	(98,120,236)	(470,167,005)
Net income (loss) from discontinued operations, net of tax	83,077,575	(111,612,420)	(300,670,962)
Net income (loss)	186,264,103	(209,732,656)	(770,837,967)
Less: Net income (loss) attributable to noncontrolling interests	1,990,626	3,524,388	(150,441)
Net income (loss) attributable to Focus Media Holdings Limited Shareholders	$ 184,273,477	$ (213,257,044)	$ (770,687,526)
Income (loss) per share from continuing operations - basic	$ 0.15	$ (0.15)	$ (0.73)
Income (loss) per share from continuing operations - diluted	$ 0.14	$ (0.15)	$ (0.73)
Income (loss) per share from discontinued operations - basic	$ 0.12	$ (0.17)	$ (0.47)
Income (loss) per share from discontinued operations - diluted	$ 0.11	$ (0.17)	$ (0.47)
Income (loss) per share - basic	$ 0.26	$ (0.33)	$ (1.2)
Income (loss) per share - diluted	$ 0.25	$ (0.33)	$ (1.2)
Shares used in calculating basic income (loss) per share	707,846,570	651,654,345	643,989,522
Shares used in calculating diluted income (loss) per share	731,658,265	651,654,345	643,989,522